RELATED PARTY TRANSACTIONS (Details Narrative)														3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Aug. 13, 2024 USD ($) shares	Jun. 19, 2024 $ / shares shares	Jun. 06, 2024 USD ($) $ / shares shares	May 09, 2024 USD ($) shares	Mar. 20, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Aug. 31, 2023 SGD ($)	Jul. 28, 2022 USD ($) $ / shares	Jul. 28, 2022 SGD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Feb. 20, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 SGD ($)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 SGD ($)	Aug. 31, 2023 SGD ($)	Jul. 06, 2023 USD ($)	Jun. 07, 2023 USD ($)	Jun. 05, 2023 USD ($)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 SGD ($)	Mar. 21, 2022 SGD ($)	Jun. 10, 2021 USD ($)	Jun. 10, 2021 SGD ($)
Warrants exercise price | $ / shares	$ 0.01													$ 0.01		$ 0.01			$ 0.01
Revenue														$ 345,523	$ 226,907	$ 966,515	$ 622,667	$ 830,519		$ 1,202,890
Other income														$ 68,473	331,041	236,873	1,905,445	187,282		146,711
Payments of sock issuance costs																					$ 289,195
Repayments of related party debt																			33,475		211,153
Due to related parties																				35,717
Sponsor fees																			10,000
General and administrative charge																$ 0	90,000		120,000		100,000
Share price | $ / shares	$ 10.00													$ 10.00		$ 10.00
Working capital loans																			0		0
Extension loan																			205,305										$ 69,158		$ 68,928
Due from related party	$ 120,082													$ 120,082		$ 120,082		41,203
Paid in cash	832,368										$ 183,311			832,368		832,368		1,159,201	$ 585,654		1,172,581													$ 243,567
Sponser [Member]
Extension loan																														$ 205,305	$ 205,305
Maximum [Member]
Share price | $ / shares																			$ 10.00
Common Class A [Member]
Sale of stock price per share | $ / shares													$ 12.00						$ 11.50
Food and Beverage [Member]
Revenue														345,523	226,907	966,515	609,900	817,761		449,240
Related Party [Member]
Accounts receivable, net	11,683													11,683		11,683		7,405		560
Other income														1,646	1,681	4,902	5,071	6,756		3,780
Due from related party																					13,000
Related Party [Member] | Food and Beverage [Member]
Revenue														555	$ 2,209	3,904	4,981	$ 7,444		3,287
Sponsor [Member]
Payments of sock issuance costs																					75,000
Repayments of related party debt																			33,475		211,153
Due to related parties																			0		0
Due from related party																					13,000
Sponsor [Member] | Working Capital Loan [Member]
Repayments of related party debt																			$ 1,500,000
Share price | $ / shares																			$ 10.00
Sponsor [Member] | Maximum [Member] | Working Capital Loan [Member]
Repayments of related party debt																1,500,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Promissory note																			$ 0		$ 0
Sponsor [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Aggregate principal amount													$ 300,000
Sponsor [Member] | Common Class B [Member]
Number of shares issued, sale of transactions | shares													2,156,250
Sale of stock, value													$ 25,000
Common stock shares subject to forfeiture | shares													281,250
Percentage of issued and outstanding shares													20.00%
Ketomei [Member]
Amount lent																						$ 312,064
Ketomei Pte. Ltd [Member]
Amount lent											$ 258,186																							$ 350,000	$ 75,525	$ 100,000
Ownership percentage											28.00%											38.41%												28.00%
Loan paid											$ 75,525																							$ 100,000
Accrued interest											$ 6,022	$ 6,433
Convertible Note Receivable Related Party [Member]
Ownership percentage																		100.00%					100.00%
Convertible note receivable																42,328	$ 0	$ 368,299		0
Convertible Debt [Member] | Ketomei [Member]
Convertible loan amount																						$ 312,064
Convertible notes interest payable																						$ 312,064
Ketomei [Member]
Debt interest rate							3.50%		0.00%													55.65%						3.50%
Due from related party																		0		$ 198,125
Debt conversion original debt amount									$ 60,000	$ 43,254
Ketomei [Member] | Convertible Debt [Member]
Convertible loan amount							$ 36,634											31,110					$ 41,068	$ 37,876	$ 50,000			$ 50,000
Convertible loan amount							214,903																					293,310
Expenses paid							48,862	$ 66,690
Hapi Cafe Inc [Member]
Debt interest rate																										3.50%	3.50%					8.00%	8.00%
Debt interest rate									8.00%	8.00%
Hapi Cafe Inc [Member] | Convertible Debt [Member]
Convertible loan amount							$ 263,766											$ 6,766					$ 8,932			$ 37,876	$ 50,000	$ 360,000				$ 260,600	$ 360,000
Conversion price | $ / shares									$ 0.022
Sharing Services Global Corp [Member]
Convertible notes interest payable	23,526													$ 23,526		$ 23,526
Convertible note		$ 100,000		$ 250,000	$ 250,000	$ 250,000
Convertible shares | shares		50,000,000		2,500,000,000	125,000,000	208,333,333
Warrants exercisable shares | shares						208,333,333
Warrants exercise price | $ / shares						$ 0.0012
Aggregate purchase price						$ 250,000
Aggregate purchase price		$ 100,000		$ 250,000	$ 250,000
Convertible note interest percentage		8.00%		8.00%	8.00%
Commitment fee percentage		8.00%		8.00%	8.00%
Aggregate principal amount		$ 8,000		$ 20,000	$ 20,000
Commitment fee	$ 48,000
Sharing Services Global Corp [Member] | Securities Purchase Agreement [Member]
Convertible shares | shares			125,000,000	2,500,000,000
Conversion price | $ / shares			$ 0.002	$ 0.0001